CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Net revenues (including related party revenues of RMB3,008,947, RMB2,339,013 and RMB3,928,088 for the years ended December 31, 2020, 2021 and 2022,	¥ 9,367,595	$ 1,358,174	¥ 6,866,262	¥ 5,739,989
Costs and expenses:
Operations and support	(5,743,010)	(832,658)	(5,139,102)	(4,721,311)
Selling and marketing	(4,747,926)	(688,385)	(3,427,909)	(1,848,730)
General and administrative	(408,771)	(59,266)	(400,397)	(498,826)
Research and development	(630,911)	(91,473)	(573,949)	(428,849)
Other operating expenses	(77,423)	(11,225)	(60,326)	(67,137)
Total costs and expenses	(11,608,041)	(1,683,007)	(9,601,683)	(7,564,853)
Other operating income	120,921	17,532	156,714	60,779
Loss from operations	(2,119,525)	(307,301)	(2,578,707)	(1,764,085)
Other income (expenses)
Interest expenses	(10,946)	(1,587)	(13,806)	(11,830)
Others, net	117,625	17,054	109,828	65,596
Total other income	106,679	15,467	96,022	53,766
Loss before income tax benefits	(2,012,846)	(291,834)	(2,482,685)	(1,710,319)
Income tax benefits	4,841	702	11,558	5,143
Net loss	(2,008,005)	(291,132)	(2,471,127)	(1,705,176)
Accretion of convertible redeemable preferred shares | ¥				(375,649)
Net loss available to ordinary shareholders of Dada Nexus Limited	¥ (2,008,005)	$ (291,132)	¥ (2,471,127)	¥ (2,080,825)
Net loss per ordinary share:
Basic | (per share)	¥ (1.98)	$ (0.29)	¥ (2.60)	¥ (3.12)
Diluted | (per share)	¥ (1.98)	$ (0.29)	¥ (2.60)	¥ (3.12)
Weighted average shares used in calculating net loss per ordinary share:
Basic	1,015,265,686	1,015,265,686	950,697,557	667,844,843
Diluted	1,015,265,686	1,015,265,686	950,697,557	667,844,843
Net loss	¥ (2,008,005)	$ (291,132)	¥ (2,471,127)	¥ (1,705,176)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of tax of nil	333,507	48,354	(39,487)	(209,963)
Total comprehensive loss	¥ (1,674,498)	$ (242,778)	¥ (2,510,614)	¥ (1,915,139)